Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Revaluation surplus [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance - January 1, 2022 at Dec. 31, 2020	$ 136,199	$ 34,015	$ (15,380)	$ (104,392)	$ 50,442
IfrsStatementLineItems [Line Items]
Net loss for the period				(5,467)	(5,467)
Total other comprehensive loss			182		182
Total comprehensive loss			182	(5,467)	(5,285)
Value of services recognized		346			346
Proceeds on issuing shares	54	(18)			36
Shares issued on exercise of RSUs and DSUs	504	(504)
Value of units recognized		782			782
Interest payable settled with shares	727				727
Balance - June 30, 2022 at Jun. 30, 2021	137,484	34,621	(15,198)	(109,859)	47,048
Balance - January 1, 2022 at Dec. 31, 2021	138,961	34,568	(15,851)	(162,165)	(4,487)
IfrsStatementLineItems [Line Items]
Net loss for the period				(6,437)	(6,437)
Total other comprehensive loss			(493)		(493)
Total comprehensive loss			(493)	(6,437)	(6,930)
Value of services recognized		38			38
Shares issued on exercise of RSUs and DSUs	112	(112)
Value of units recognized		208			208
Interest payable settled with shares	694				694
Balance - June 30, 2022 at Jun. 30, 2022	$ 139,767	$ 34,702	$ (16,344)	$ (168,602)	$ (10,477)